INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details Narrative)				12 Months Ended
	Nov. 20, 2018 USD ($) shares	Sep. 13, 2017 USD ($) shares	Aug. 22, 2017 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)
Noninterest Expense Offering Cost				$ 307,494	$ 98,198
Equity, Fair Value Disclosure				$ 743,600
Fair value per unit | $ / shares				$ 2.86
Proceeds from Issuance of Private Placement				$ 500,000	$ 87,700
Measurement Input, Price Volatility [Member]
Equity Securities, FV-NI, Measurement Input				0.35
Measurement Input, Risk Free Interest Rate [Member]
Equity Securities, FV-NI, Measurement Input				0.0173
Measurement Input, Expected Term [Member]
Represent equity maturity term				5 years
Maxim Group LLC [Member] | Settlement Agreement [Member]
Cash payment	$ 20,000
IPO [Member]
Number of shares issued in transaction | shares	250,000		625,000	250,000
Sale of Stock, Price Per Share | $ / shares			$ 80.00
Proceeds from Issuance Initial Public Offering			$ 50,000,000.0
Noninterest Expense Offering Cost			3,700,000
Commission expenses			$ 3,200,000	$ 1,000,000
Shares issued for underwriting fees | shares				50,000
Deferred compensation expenses				$ 1,820,000
Securities included in one unit, description				Each Unit consisted of one share of the Company’s common stock, one right to receive one-tenth of one share of the Company’s common stock upon consummation of the Company’s initial Business Combination (“Right”), and one redeemable warrant (“Warrant”)
Description of warrants rights				Each Warrant entitles the holder to purchase one share of common stock at an exercise price of $92.00 on a pre reverse-split basis, per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. The Warrants became exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation.
Number of securities eligible for each warrant | shares				1
Exercise price of warrants per share | $ / shares			$ 0.01	$ 92.00
Warrants and Rights Outstanding, Term				5 years
Share Price | $ / shares				$ 21.00
Exchange of rights, descriptio				Each holder of a Right received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination. No fractional shares were issued upon exchange of the Rights.
Sale of Stock, Consideration Received on Transaction	$ 100			$ 100
Number of Units Issued Under Purchase Option | shares				31,250
Demand registration rights term				five and seven years
IPO [Member] | Maxim Group LLC [Member]
Number of shares issued in transaction | shares				6,500
IPO [Member] | Maxim Group LLC [Member] | Pre Reverse Split [Member]
Number of shares issued in transaction | shares	6,500
IPO [Member] | Underwriters [Member]
Number of shares issued in transaction | shares		25,000
Commission expenses		$ 110,000
Deferred compensation expenses		70,000
Number of shares agreed to be purchased under commitment | shares				93,750
Proceeds from public units		$ 2,000,000
Over-Allotment Option [Member] | Maxim Group LLC [Member]
Number of shares issued in transaction | shares				250
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares issued in transaction | shares	260,000			260,000
Sale of Stock, Consideration Received on Transaction	$ 2,990,000			$ 2,990,000
Number of Units Issued Under Purchase Option | shares				32,500
Private Placement [Member]
Number of shares issued in transaction | shares		875		31,812
Sale of Stock, Price Per Share | $ / shares				$ 80.00
Proceeds from public units		$ 70,000
Proceeds from Issuance of Private Placement				$ 2,545,000